Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of contingent liabilities and commitments [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 41,696	£ 43,160
Contingent liability for guarantees
Disclosure of contingent liabilities and commitments [line items]
Guarantees given to third parties	739	939
Loan commitments
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	£ 40,957	£ 42,221